Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common share - USD ($)	3 Months Ended	5 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
Class A Common Stock [Member]
Numerator: Income allocable to Class A common stock
Income from investments held in Trust Account	$ 7,459	$ 7,459
Less: Company’s portion available to be withdrawn to pay taxes	(7,459)	(7,459)
Net income attributable
Denominator: Weighted average Class A common stock
Basic and diluted weighted average shares outstanding (in Shares)	55,200,000	55,200,000
Basic and diluted net income per share (in Dollars per share)	$ 0.00	$ 0.00
Class B Common Stock [Member]
Numerator: Income allocable to Class A common stock
Net income (loss)	$ (31,803,898)	$ (31,840,315)
Net income allocable to Class A common stock
Net income attributable	$ (31,803,898)	$ (31,840,315)
Denominator: Weighted average Class A common stock
Basic and diluted weighted average shares outstanding (in Shares)	13,641,758	13,016,327
Basic and diluted net income per share (in Dollars per share)	$ (2.33)	$ (2.45)